ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024
Reclassified from redeemable non-controlling interests (Note)	240,474	39,142
Advance from customers	124,995	149,687
Salary and welfare payables	78,298	42,259
Accrued expenses	78,145	57,839
Current portion of operating lease liabilities	42,530	40,341
Liability under reverse factoring program	98,109	—
Guaranteed customer loans	54,999	33,435
Liability under factoring program	40,353	30,000
Tax payables	6,945	4,223
Deposits from marketplace sellers	28,504	36,185
Others	24,943	27,062
Total	818,295	460,173

Note: As of December 31, 2023 and 2024, redeemable non-controlling interest at the amount of RMB240,474 and RMB39,142, respectively, was classified as accrued expenses and other current liabilities due to the exercise redemption right. For the year ended December 31, 2024, an amount of RMB205,030 was reclassified from accrued expenses and other current liabilities to mezzanine equity set forth in Note 10.